SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Translation of amounts

June 30, 2026
	Period-end spot rate	Average rate
US$ against RMB	US$1=RMB6.7851	US$1=RMB6.8624
US$ against VND	US$1=VND26312.3278	US$1=VND26254.3067

December 31, 2025
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.9931	US$1=RMB7.1708
US$ against VND	US$1=VND26300.0000	US$1=VND26021.0833

June 30, 2025
	Period-end spot rate	Average rate
US$ against RMB	US$1=RMB7.1636	US$1=RMB7.2358
US$ against VND	US$1=VND26120.5000	US$1=VND25717.0000

Schedule of Concentration of customers and suppliers

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Percentage of the Company’s total revenue
Customer A	39%	28%
Customer C	17%	*
Customer D	12%	19%

* represents percentage less than 10%.

Accounts receivable due from those customers were as follows:

	As of
	December 31, 2025	June 30, 2026
		(Unaudited)
Percentage of the Company’s accounts receivables
Customer B	23%	*
Customer C	22%	15%
Customer D	19%	25%
Customer E	13%	12%

* represents percentage less than 10%.

The suppliers whose purchase individually represented greater than 10% of the total cost of revenue of the Company for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Percentage of the Company’s total purchase
Supplier A	13%	*

* represents percentage less than 10%.

Accounts payable due to those suppliers were as follows:

	As of
	December 31, 2025	June 30, 2026
		(Unaudited)
Percentage of the Company’s accounts payables
Supplier A	13%	10%
Supplier B	*	14%
Supplier C	*	10%

* represents percentage less than 10%

Schedule of Property, plant and equipment, net

Schedule of Property, plant and equipment, net
Category	Useful lives	Estimated residual value
Buildings	20 years	5%
Machinery and equipment	10 years	10%
Motor Vehicles	5 years	10%
Furniture and fixtures	5 years	5%
Electronic office equipment	3 years	5%
Leasehold improvements	1.5 to 10 years	0%